Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 14.7%
$1,274,420	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 2.142%, (LIBOR USD 1-Month plus 0.35%), 12/25/35(a)	$1,271,376
1,143,681	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/8/21	1,143,368
2,838,895	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	2,838,082
4,600,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class B, 2.360%, 12/19/22	4,610,787
11,757,000	AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.600%, 9/18/23	11,860,576
247,700	Argent Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-W3, Class A2D, 2.132%, (LIBOR USD 1-Month plus 0.34%), 11/25/35(a)	247,929
11,465,000	ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.530%, 11/15/27(b)	11,544,929
4,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2016-1A, Class A, 2.990%, 6/20/22(b)	4,042,416
7,060,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	7,180,857
2,405,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-2A, Class A, 2.970%, 3/20/24(b)	2,446,926
8,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2019-2A, Class A, 3.350%, 9/22/25(b)	8,250,693
666,501	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 3.192%, (LIBOR USD 1-Month plus 1.40%), 10/25/34(a)	667,829
2,854,907	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	2,853,908
4,210,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class C, 2.350%, 9/20/21	4,211,038
9,320,000	Capital Auto Receivables Asset Trust, Series 2018-1, Class B, 3.090%, 8/22/22(b)	9,401,514
3,195,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class C, 2.700%, 9/20/22(b)	3,218,948
12,034,000	Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.060%, 8/15/28	11,811,665
2,495,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	3,359,252
286,120	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.059%, 6/25/37	289,167
550,593	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 3.217%, (LIBOR USD 1-Month plus 1.43%), 3/25/35(a)	550,443
9,200,000	Discover Card Execution Note Trust, Series 2017-A4, Class A4, 2.530%, 10/15/26	9,358,439
3,218,793	Encore Credit Receivables Trust, Series 2005-4, Class M2, 2.452%, (LIBOR USD 1-Month plus 0.66%), 1/25/36(a)	3,218,515
9,010,000	Enterprise Fleet Financing, LLC, Series 2018-1, Class A3, 3.100%, 10/20/23(b)	9,118,282
12,838,000	Enterprise Fleet Financing, LLC, Series 2018-2, Class A3, 3.340%, 2/20/24(b)	13,127,248
1,822,000	Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.360%, 3/15/29(b)	1,833,622
16,790,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/31(b)	17,449,510
511,488	GSAMP Trust, Series 2006-SEA1, Class M1, 2.292%, (LIBOR USD 1-Month plus 0.50%), 5/25/36(a)(b)	508,681

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$13,390,000	Hertz Fleet Lease Funding L.P., Series 2019-1, Class A2, 2.700%, 1/10/33(b)	$13,486,820
5,000,000	Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, 2.730%, 3/25/21(b)	5,005,608
7,664,000	Hertz Vehicle Financing II L.P., Series 2015-3A, Class A, 2.670%, 9/25/21(b)	7,685,249
1,470,606	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Class M3, 2.527%, (LIBOR USD 1-Month plus 0.74%), 8/25/35(a)	1,472,001
10,550,000	Honda Auto Receivables 2019-4 Owner Trust, Series 2019-4, Class A2, 1.860%, 6/20/22	10,545,358
1,386,161	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 2.497%, (LIBOR USD 1-Month plus 0.71%), 6/25/35(a)	1,388,359
733,733	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 2.917%, (LIBOR USD 1-Month plus 1.13%), 10/25/33(a)	735,097
1,981,854	Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-WHQ2, Class M2, 2.482%, (LIBOR USD 1-Month plus 0.69%), 5/25/35(a)	1,985,231
1,628,681	RAMP Trust, Series 2005-RZ4, Class M2, 2.292%, (LIBOR USD 1-Month plus 0.50%), 11/25/35(a)	1,627,491
5,960,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class B, 3.270%, 1/17/23	5,981,756
6,529,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/23	6,583,417
3,582,922	Saxon Asset Securities Trust, Series 2004-3, Class M1, 2.692%, (LIBOR USD 1-Month plus 0.90%), 12/26/34(a)	3,534,713
346,902	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 2.642%, (LIBOR USD 1-Month plus 0.85%), 7/25/39(a)(b)	346,922
8,405,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.560%, 11/25/31(b)	8,534,237
3,580,000	Wheels SPV 2, LLC, Series 2018-1A, Class A4, 3.410%, 4/20/27(b)	3,661,538
9,250,000	Wheels SPV 2, LLC, Series 2019-1A, Class A3, 2.350%, 5/22/28(b)	9,285,473
	Total Asset Backed Securities
	(Cost $224,906,491)	228,275,270

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.6%
175,471	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 4.341%, 4/25/35(c)	178,217
385,212	Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	393,793
1,641,300	Banc of America Funding Trust, Series 2004-C, Class 4A1, 2.425%, (LIBOR USD 1-Month plus 0.66%), 12/20/34(a)	1,636,343
124,368	Banc of America Funding Trust, Series 2005-B, Class 3A1, 2.225%, (LIBOR USD 1-Month plus 0.46%), 4/20/35(a)	124,347
495,544	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	501,163
77,068	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	78,657
10,195	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	10,154

See accompanying Notes to the Schedule of Portfolio Investments.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$103,120	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	$105,977
282,549	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	291,840
741,488	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	765,499
1,462,600	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	1,500,716
1,526,154	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	1,676,593
1,000,000	Fannie Mae, Series 2013-70, Class CY, 3.500%, 7/25/43	1,053,250
844,314	Fannie Mae, Series 2017-64, Class PD, 2.500%, 7/25/47	840,851
1,817,960	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(b)(c)	1,845,865
844,995	Freddie Mac, Series 3768, Class V, 4.000%, 11/15/23	867,785
1,924,785	Freddie Mac, Series 4387, Class VM, 4.000%, 11/15/25	1,986,255
1,405,312	Freddie Mac, Series 4287, Class V, 4.500%, 10/15/26	1,484,730
422,954	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	448,388
2,214,989	Freddie Mac, Series 4331, Class V, 4.000%, 11/15/28	2,298,583
569,000	Freddie Mac, Series 4120, Class YK, 2.000%, 10/15/32	532,808
1,238,000	Freddie Mac, Series 4160, Class HH, 2.500%, 12/15/32	1,200,954
10,000,000	Freddie Mac, Series 4655, Class GV, 3.500%, 12/15/36	10,489,620
5,500,000	Freddie Mac, Series 4657, Class VT, 3.500%, 6/15/37	5,740,761
929,050	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40	1,008,402
1,570,913	Freddie Mac, Series 4077, Class PJ, 3.500%, 11/15/40	1,616,811
819,000	Freddie Mac, Series 3762, Class LN, 4.000%, 11/15/40	917,967
3,437,819	Freddie Mac, Series 4100, Class PA, 3.000%, 1/15/42	3,526,586
1,709,966	Freddie Mac, Series 4508, Class UZ, 3.000%, 7/15/43	1,682,715
1,233,317	Freddie Mac, Series 4328, Class KD, 3.000%, 8/15/43	1,264,500
6,279,781	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	6,410,479
4,837,000	Freddie Mac, Series 4801, Class LT, 4.000%, 12/15/43	5,030,335
3,543,797	Freddie Mac, Series 4710, Class GA, 3.000%, 3/15/44	3,609,424
8,000,000	Freddie Mac, Series 4752, Class HB, 3.500%, 4/15/44	8,240,229
10,000,000	Freddie Mac, Series 4776, Class DW, 4.000%, 9/15/44	10,451,993
3,663,834	Freddie Mac, Series 4654, Class KA, 3.000%, 6/15/45	3,753,068

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$2,203,193	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.500%, 11/25/57(b)(c)	$2,211,128
6,760,970	Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.500%, 10/25/58(b)(c)	6,888,866
7,033,037	Galton Funding Mortgage Trust, Series 2019-1, Class A41, 4.500%, 2/25/59(b)(c)	7,158,392
379,334	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	411,406
613,070	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	628,119
476,246	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	469,344
10,017	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	9,965
863	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(c)	876
402,327	RAAC Trust, STEP, Series 2004-SP1, Class AI3, 6.118%, 3/25/34	409,596
179,486	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 4.355%, 12/25/34(c)	179,662
	Total Collateralized Mortgage Obligations
	(Cost $100,286,035)	101,933,012

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.4%
4,842,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(c)	5,149,923
3,868,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	4,164,281
1,540,000	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A2, 2.707%, 5/10/58	1,544,636
1,500,000	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712%, 4/14/50	1,613,796
5,730,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4, 4.009%, 3/10/51	6,300,320
1,000,000	COMM Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	1,030,960
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	3,741,252
892,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	946,695
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,280,345
1,844,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	1,943,808
8,030,000	COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.510%, 9/10/50	8,508,521
3,450,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.702%, 11/10/46(b)(c)	3,531,862
6,410,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/27	6,783,766
3,350,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2, 3.244%, 8/25/27	3,554,530
3,920,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/27(c)	4,143,377
8,495,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K099, Class A2, 2.595%, 9/25/29	8,623,590

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$3,800,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K153, Class A3, 3.117%, 10/25/31(c)	$3,930,216
9,580,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3, 3.750%, 4/25/33	10,566,193
5,253,456	FRESB Mortgage Trust, Series 2017-SB37, Class A10F, 2.750%, 7/25/27(c)	5,332,392
7,745,312	FRESB Mortgage Trust, Series 2018-SB52, Class A10F, 3.478%, 6/25/28(c)	8,076,090
1,456,997	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, 9/25/36(a)	1,454,299
1,759,000	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	1,765,888
3,000,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	3,027,483
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,692,417
2,044,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(c)	2,157,373
1,680,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372%, 12/15/47	1,722,076
1,702,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(c)	1,817,451
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,493,031
4,200,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 3/15/50	4,506,708
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(b)(c)	4,089,200
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	703,268
5,834,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	6,256,508
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.375%, 9/15/47(b)(c)	4,113,078
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.375%, 9/15/47(b)(c)	655,587
2,562,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,652,260
10,000,000	Morgan Stanley Capital I, Inc., Series 2017-HR2, Class A4, 3.587%, 12/15/50	10,706,994
10,335,000	Morgan Stanley Capital I, Inc., Series 2018-H3, Class A5, 4.177%, 7/15/51	11,487,602
2,274,332	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	2,287,946
3,156,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	3,386,351
9,642,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581%, 10/15/50	10,303,192
8,405,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	8,548,959
4,550,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class A2, 3.431%, 6/15/45	4,665,446
1,500,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,541,158

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$3,716,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	$3,930,857
1,008,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,075,137
1,651,884	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(b)(c)	1,683,736
2,000,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(b)(c)	2,043,838
	Total Commercial Mortgage-Backed Securities
	(Cost $187,405,500)	191,534,396

CORPORATE BONDS — 31.5%
	Aerospace & Defense — 0.5%
3,158,000	L3Harris Technologies, Inc., 3.832%, 4/27/25	3,370,374
3,460,000	United Technologies Corp., 4.125%, 11/16/28	3,892,825
		7,263,199
	Automobiles — 0.2%
3,549,000	General Motors Financial Co., Inc., 4.200%, 11/6/21	3,679,570
	Banks — 6.4%
4,129,000	Bank of America Corp., 3.419%, (LIBOR USD 3-Month plus 1.04%), 12/20/28(d)	4,336,044
9,259,000	Bank of America Corp., MTN, 3.093%, (LIBOR USD 3-Month plus 1.09%), 10/1/25(d)	9,556,158
5,225,000	Bank of Montreal, Series E, 3.300%, 2/5/24	5,446,548
3,446,000	Barclays PLC, 4.338%, (LIBOR USD 3-Month plus 1.36%), 5/16/24(d)	3,633,462
3,586,000	Capital One Financial Corp., 3.300%, 10/30/24	3,734,799
2,900,000	CIT Bank NA, BKNT, 2.969%, (SOFR plus 1.72%), 9/27/25(d)	2,892,750
2,248,000	Citigroup, Inc., 3.142%, (LIBOR USD 3-Month plus 0.72%), 1/24/23(d)	2,292,048
2,804,000	Citigroup, Inc., 3.200%, 10/21/26	2,909,399
3,908,000	Citizens Bank NA/Providence RI, BKNT, 2.727%, (LIBOR USD 3-Month plus 0.81%), 5/26/22(a)	3,940,654
3,560,000	Cooperatieve Rabobank UA, 3.950%, 11/9/22	3,722,358
4,888,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	4,891,946
3,993,000	Huntington Bancshares, Inc./OH, 2.625%, 8/6/24	4,050,050
4,945,000	ING Groep NV, 3.150%, 3/29/22	5,056,039
5,357,000	JPMorgan Chase & Co., 3.625%, 5/13/24	5,679,020
5,150,000	JPMorgan Chase & Co., 4.452%, (LIBOR USD 3-Month plus 1.33%), 12/5/29(d)	5,861,170
2,000,000	KeyBank NA/Cleveland OH, BKNT, 2.300%, 9/14/22	2,022,208
3,378,000	Lloyds Banking Group PLC, 4.582%, 12/10/25	3,658,722
2,921,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)	3,075,888
4,831,000	Mitsubishi UFJ Financial Group, Inc., 3.761%, 7/26/23	5,089,354
3,324,000	PNC Financial Services Group, Inc. (The), 3.450%, 4/23/29	3,548,002
4,400,000	Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/22	4,481,883
3,360,000	Toronto-Dominion Bank (The), 3.625%, (5 yr. Swap Semi 30/360 USD plus 2.21%), 9/15/31(c)	3,514,208

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Banks — (continued)
$3,059,000	Wells Fargo & Co., MTN, 4.150%, 1/24/29	$3,407,615
2,112,000	Westpac Banking Corp., GMTN, 4.322%, (USD Swap Rate 11:00 am NY 1 plus 2.37%), 11/23/31(c)	2,236,511
		99,036,836
	Beverages — 1.3%
3,338,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 1/23/29	3,869,308
2,579,000	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 1/23/59	3,522,238
3,163,000	Bacardi, Ltd., 4.450%, 5/15/25(b)	3,411,269
3,913,000	Coca-Cola Co. (The), 2.125%, 9/6/29	3,814,643
3,580,000	Constellation Brands, Inc., 4.400%, 11/15/25	3,912,139
1,970,000	PepsiCo, Inc., 3.450%, 10/6/46	2,091,337
		20,620,934
	Capital Goods — 0.2%
3,457,000	Keysight Technologies, Inc., 4.550%, 10/30/24	3,767,779
	Capital Markets — 0.4%
3,268,000	Morgan Stanley, 3.971%, (LIBOR USD 3-Month plus 1.46%), 7/22/38(d)	3,630,549
2,250,000	Morgan Stanley, GMTN, 5.500%, 1/26/20	2,254,779
		5,885,328
	Chemicals — 0.5%
3,076,000	Albemarle Corp., 5.450%, 12/1/44	3,527,528
3,606,000	FMC Corp., 3.450%, 10/1/29	3,728,535
		7,256,063
	Commercial Services & Supplies — 0.5%
1,400,000	Republic Services, Inc., 3.550%, 6/1/22	1,446,408
2,801,000	Waste Connections, Inc., 3.500%, 5/1/29	2,967,817
500,000	Waste Management, Inc., 3.900%, 3/1/35	551,195
2,692,000	Waste Management, Inc., 4.100%, 3/1/45	3,025,828
		7,991,248
	Diversified Financial Services — 1.8%
3,650,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/24	3,957,045
4,741,000	Credit Suisse Group Funding Guernsey, Ltd., 3.800%, 9/15/22	4,936,077
7,144,000	Goldman Sachs Group, Inc. (The), 3.000%, 4/26/22	7,234,230
4,329,000	Goldman Sachs Group, Inc. (The), 2.908%, (LIBOR USD 3-Month plus 1.05%), 6/5/23(d)	4,400,373
2,560,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	3,579,796
3,203,000	Lazard Group, LLC, 4.500%, 9/19/28	3,526,509
		27,634,030
	Diversified Telecommunication Services — 0.5%
2,500,000	CommScope, Inc., 5.500%, 3/1/24(b)	2,606,250
3,482,000	Verizon Communications, Inc., 5.012%, 4/15/49	4,464,326
		7,070,576
	Electric Utilities — 2.1%
2,385,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,389,960
3,432,000	Dominion Energy, Inc., 3.071%, 8/15/24	3,535,533
4,329,000	Duke Energy Progress, LLC, 3.600%, 9/15/47	4,541,109

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Electric Utilities — (continued)
$2,198,000	Entergy Louisiana, LLC, 4.200%, 9/1/48	$2,544,269
3,180,000	Entergy Mississippi, LLC, 3.100%, 7/1/23	3,255,029
2,965,000	Florida Power & Light Co., 3.990%, 3/1/49	3,402,799
3,200,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	3,737,465
3,042,000	Korea East-West Power Co., Ltd., 2.500%, 6/2/20(b)	3,045,273
1,984,000	Mississippi Power Co., 2.597%, (LIBOR USD 3-Month plus 0.65%), 3/27/20(a)	1,984,741
2,530,000	Ohio Edison Co., 6.875%, 7/15/36	3,539,188
		31,975,366
	Electrical Equipment — 0.2%
3,128,000	Textron, Inc., 3.650%, 3/1/21	3,184,969
	Energy Equipment & Services — 1.8%
3,101,000	Apache Corp., 4.375%, 10/15/28	3,243,610
3,491,000	Cenovus Energy, Inc., 4.250%, 4/15/27	3,698,604
1,693,000	Cheniere Corpus Christi Holdings, LLC, 3.700%, 11/15/29(b)	1,728,920
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,522,885
1,565,000	Hess Corp., 7.875%, 10/1/29	2,045,218
3,355,000	Kinder Morgan, Inc./DE, 4.300%, 6/1/25	3,640,125
3,326,000	Midwest Connector Capital Co., LLC, 3.900%, 4/1/24(b)	3,491,763
3,173,000	MPLX L.P., 4.125%, 3/1/27	3,333,043
2,128,000	NuStar Logistics L.P., 4.800%, 9/1/20	2,154,600
255,000	NuStar Logistics L.P., 6.000%, 6/1/26	269,663
3,383,000	Plains All American Pipeline L.P./PAA Finance Corp., 4.900%, 2/15/45	3,371,309
		28,499,740
	Equity Real Estate Investment Trusts (REITS) — 3.6%
2,895,000	Alexandria Real Estate Equities, Inc., 4.000%, 1/15/24	3,084,670
3,242,000	American Homes 4 Rent L.P., 4.250%, 2/15/28	3,453,586
3,680,000	American Tower Trust, 3.652%, 3/23/28(b)	3,847,059
3,574,000	Crown Castle International Corp., 5.250%, 1/15/23	3,882,487
3,573,000	Healthcare Trust of America Holdings L.P., 3.100%, 2/15/30	3,548,530
3,686,000	Host Hotels & Resorts L.P., Series H, 3.375%, 12/15/29	3,719,325
3,624,000	Hudson Pacific Properties L.P., 3.250%, 1/15/30	3,605,698
975,000	Iron Mountain, Inc., 4.375%, 6/1/21(b)	984,799
2,853,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	2,979,104
3,393,000	Kimco Realty Corp., 2.700%, 3/1/24	3,436,098
3,350,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.875%, 3/20/27(b)	3,585,258
3,974,000	Physicians Realty L.P., 4.300%, 3/15/27	4,249,394
2,664,000	Sabra Health Care L.P./Sabra Capital Corp., 4.800%, 6/1/24	2,832,418
3,708,000	Spirit Realty L.P., 3.400%, 1/15/30	3,727,513
429,000	Starwood Property Trust, Inc., 3.625%, 2/1/21	431,681
578,000	Starwood Property Trust, Inc., 5.000%, 12/15/21	599,675
3,128,000	STORE Capital Corp., 4.625%, 3/15/29	3,472,287
869,000	WEA Finance, LLC, 2.875%, 1/15/27(b)	866,406

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Equity Real Estate Investment Trusts (REITS) — (continued)
$2,500,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, 4.750%, 9/17/44(b)	$2,907,008
		55,212,996
	Food & Staples Retailing — 1.3%
3,873,000	AbbVie, Inc., 2.950%, 11/21/26(b)	3,943,348
3,847,000	AbbVie, Inc., 4.875%, 11/14/48	4,444,578
3,105,000	Conagra Brands, Inc., 5.300%, 11/1/38	3,687,576
3,665,000	CVS Health Corp., 4.300%, 3/25/28	4,003,797
3,244,000	Smithfield Foods, Inc., 5.200%, 4/1/29(b)	3,597,959
		19,677,258
	Food, Beverage & Tobacco — 0.1%
1,300,000	PepsiCo, Inc., 4.450%, 4/14/46	1,597,100
	Gas Utilities — 0.3%
4,624,000	Sempra Energy, 3.800%, 2/1/38	4,835,251
	Health Care Equipment & Services — 0.6%
3,717,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	3,749,080
1,302,000	HCA Healthcare, Inc., 6.250%, 2/15/21	1,357,335
3,065,000	HCA, Inc., 5.000%, 3/15/24	3,350,557
		8,456,972
	Health Care Providers & Services — 0.7%
3,373,000	Anthem, Inc., 4.101%, 3/1/28	3,665,100
2,889,000	Becton Dickinson & Co., 2.836%, (LIBOR USD 3-Month plus 0.88%), 12/29/20(a)	2,890,419
3,838,000	Becton Dickinson & Co., 3.700%, 6/6/27	4,084,399
		10,639,918
	Hotels, Restaurants & Leisure — 0.0%
258,000	Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.250%, 5/15/23(b)	270,578
	Insurance — 1.8%
575,000	Alleghany Corp., 4.900%, 9/15/44	669,633
2,424,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	2,609,492
438,000	Assurant, Inc., 3.197%, (LIBOR USD 3-Month plus 1.25%), 3/26/21(a)	438,051
2,028,000	Athene Global Funding, 2.750%, 4/20/20(b)	2,032,224
2,915,000	Carlyle Finance, LLC, 5.650%, 9/15/48(b)	3,469,224
2,779,000	CBRE Services, Inc., 5.250%, 3/15/25	3,127,694
2,680,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	3,174,242
2,000,000	Meiji Yasuda Life Insurance Co., 5.200%, (5 yr. Swap Semi 30/360 USD plus 4.23%), 10/20/45(b)(c)	2,217,500
3,765,000	Reinsurance Group of America, Inc., 3.900%, 5/15/29	4,017,366
2,049,000	Symetra Financial Corp., 4.250%, 7/15/24	2,166,264
2,117,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	3,148,580
		27,070,270
	IT Services — 0.2%
3,472,000	Fiserv, Inc., 3.200%, 7/1/26	3,595,761
	Machinery — 0.0%
230,000	Colfax Corp., 6.000%, 2/15/24(b)	244,375
	Media — 1.5%
3,803,000	Comcast Corp., 3.700%, 4/15/24	4,056,257
3,311,000	Comcast Corp., 4.600%, 10/15/38	3,947,596

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Media — (continued)
$3,144,000	Discovery Communications, LLC, 5.200%, 9/20/47	$3,664,953
2,983,000	Fox Corp., 5.476%, 1/25/39(b)	3,649,979
3,144,000	Time Warner Cable, LLC, 6.550%, 5/1/37	3,856,885
3,926,000	ViacomCBS, Inc., 4.375%, 3/15/43	4,162,585
		23,338,255
	Metals & Mining — 0.2%
3,176,000	Nucor Corp., 4.400%, 5/1/48	3,603,503
	Multi-Utilities — 0.5%
2,275,000	CMS Energy Corp., 4.700%, 3/31/43	2,566,009
1,903,000	Progress Energy, Inc., 3.150%, 4/1/22	1,940,226
2,982,000	Puget Sound Energy, Inc., 4.223%, 6/15/48	3,436,806
		7,943,041
	Oil, Gas & Consumable Fuels — 1.0%
2,982,000	HollyFrontier Corp., 5.875%, 4/1/26	3,364,088
2,071,000	Marathon Petroleum Corp., 5.375%, 10/1/22	2,093,017
3,260,000	Newfield Exploration Co., 5.625%, 7/1/24	3,582,364
3,136,000	Noble Energy, Inc., 5.050%, 11/15/44	3,487,298
2,356,000	Saudi Arabian Oil Co., 4.375%, 4/16/49(b)	2,576,505
		15,103,272
	Pharmaceuticals — 0.7%
4,116,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45(b)	5,279,969
2,094,000	Merck & Co., Inc., 3.900%, 3/7/39	2,395,579
2,872,000	SC Johnson & Son, Inc., 4.750%, 10/15/46(b)	3,506,536
		11,182,084
	Road & Rail — 0.2%
2,619,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	3,208,238
	Semiconductors & Semiconductor Equipment — 0.1%
2,210,000	Microchip Technology, Inc., 3.922%, 6/1/21	2,260,124
	Software — 0.7%
1,307,000	Dell International, LLC/EMC Corp., 5.875%, 6/15/21(b)	1,327,428
1,779,000	International Business Machines Corp., 3.000%, 5/15/24	1,846,101
2,670,000	Microsoft Corp., 4.750%, 11/3/55	3,567,188
3,459,000	Trimble, Inc., 4.900%, 6/15/28	3,778,790
		10,519,507
	Specialty Retail — 0.4%
1,991,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(b)	2,127,375
3,345,000	Target Corp., 3.375%, 4/15/29	3,636,522
		5,763,897
	Telecommunication Services — 0.8%
3,250,000	AT&T, Inc., 3.400%, 6/15/22	3,351,650
3,946,000	AT&T, Inc., 4.100%, 2/15/28	4,293,834
3,972,000	AT&T, Inc., 4.750%, 5/15/46	4,495,282
		12,140,766
	Textiles, Apparel & Luxury Goods — 0.2%
3,089,000	Cintas Corp. No 2, 3.700%, 4/1/27	3,351,256

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Tobacco — 0.2%
$3,567,000	BAT Capital Corp., 4.540%, 8/15/47	$3,587,413
	Total Corporate Bonds
	(Cost $462,151,352)	487,467,473

MORTGAGE-BACKED SECURITIES — 17.9%
	Fannie Mae — 10.0%
1,572	5.000%, 8/1/20, Pool #832058	1,624
44,304	5.000%, 9/1/25, Pool #255892	47,321
2,654,770	4.000%, 12/1/33, Pool #MA1689	2,827,853
1,622,279	4.000%, 6/1/34, Pool #MA1922	1,727,748
79,194	6.500%, 1/1/35, Pool #809198	90,410
1,470,783	4.000%, 3/1/35, Pool #MA2211	1,563,864
19,654	7.000%, 6/1/35, Pool #255820	22,440
60,574	6.500%, 3/1/36, Pool #866062	68,464
32,464	6.500%, 7/1/36, Pool #885493	36,033
6,148,519	3.430%, 6/1/37, Pool #AN5480	6,464,068
605,400	5.500%, 8/1/37, Pool #995082	680,977
379,004	4.500%, 10/1/39, Pool #AC2645	411,343
8,209,049	2.500%, 11/1/39, Pool #MA3830	8,225,311
265,737	5.000%, 6/1/40, Pool #AD4927	292,851
230,827	5.000%, 6/1/40, Pool #AD8718	254,482
805,362	4.500%, 12/1/40, Pool #AH1100	874,599
292,755	4.500%, 3/1/41, Pool #AB2467	321,529
618,158	4.500%, 5/1/41, Pool #AI1023	671,400
411,156	4.500%, 11/1/41, Pool #AJ4994	446,561
600,002	4.500%, 12/1/41, Pool #AJ7696	651,677
1,343,497	3.500%, 6/1/42, Pool #AB5373	1,415,518
1,840,090	3.500%, 5/1/43, Pool #AB9368	1,939,088
1,646,978	3.500%, 5/1/43, Pool #AL3605	1,756,310
1,920,218	3.500%, 8/1/43, Pool #AU0613	2,044,512
729,397	4.500%, 11/1/44, Pool #MA2100	776,112
5,239,757	3.500%, 1/1/45, Pool #Q30876	5,522,821
1,861,126	4.500%, 1/1/45, Pool #MA2158	2,000,227
2,745,604	4.000%, 3/1/45, Pool #MA2217	2,909,420
2,396,432	4.000%, 6/1/46, Pool #MA2653	2,534,391
2,587,711	4.500%, 7/1/46, Pool #AS7568	2,752,826
2,906,425	4.000%, 11/1/46, Pool #MA2808	3,064,775
4,716,704	4.000%, 5/1/47, Pool #BE9598	4,959,044
11,657,983	3.500%, 6/1/47, Pool #BE3695	12,101,802
2,233,559	4.000%, 7/1/47, Pool #MA3058	2,338,576
5,130,833	4.000%, 8/1/47, Pool #BH5117	5,391,658
8,352,243	3.500%, 1/1/48, Pool #Q53670	8,677,577
10,925,707	4.000%, 4/1/48, Pool #BM3900.	11,469,745
7,623,608	5.000%, 8/1/48, Pool #CA2219	8,172,046
15,600,381	3.000%, 10/1/49, Pool #BO5415	15,918,124
16,881,019	3.500%, 10/1/49, Pool #CA4431	17,415,537
15,564,554	3.000%, 12/1/49, Pool #BO8851	15,809,003
		154,649,667
	Freddie Mac — 7.9%
19,199	5.500%, 10/1/21, Pool #G12425	19,597
28,338	5.000%, 12/1/21, Pool #J04025	29,287
64,497	5.000%, 7/1/25, Pool #C90908	68,913
231,983	2.500%, 1/1/28, Pool #J22069	235,502
890,648	3.500%, 7/1/30, Pool #G18562	927,380
79,539	5.000%, 3/1/36, Pool #G08115	87,689
2,762,865	4.000%, 4/1/36, Pool #C91874	2,944,324
3,971,479	3.500%, 6/1/36, Pool #C91875	4,143,937
20,323	5.000%, 7/1/36, Pool #G02291	22,376
2,203,938	3.500%, 8/1/36, Pool #C91888	2,299,597
228,756	6.500%, 9/1/36, Pool #G08152	258,186

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$5,198,000	3.500%, 11/1/36, Pool #C91906	$5,423,973
77,675	5.000%, 2/1/37, Pool #A57714	85,621
4,414,916	4.000%, 5/1/37, Pool #C91938	4,684,736
102,123	4.500%, 10/1/39, Pool #A89346	110,961
2,482,474	3.000%, 11/1/39, Pool #RB5022	2,539,396
295,523	5.000%, 6/1/40, Pool #C03479	326,280
849,036	5.000%, 7/1/40, Pool #A93070	937,397
103,797	5.000%, 9/1/40, Pool #C03518	114,521
1,095,817	4.000%, 12/1/42, Pool #G07266	1,174,260
864,737	3.500%, 5/1/43, Pool #Q18305	911,436
609,902	4.000%, 5/1/44, Pool #V81186	646,620
311,642	4.000%, 7/1/44, Pool #ZS4573	330,227
343,449	4.000%, 9/1/44, Pool #Q28299	364,155
7,190,756	3.500%, 5/1/46, Pool #ZS4663	7,494,519
1,651,308	4.000%, 8/1/46, Pool #ZS4673	1,743,667
4,476,635	3.500%, 9/1/46, Pool #ZS4678	4,673,970
15,060,137	3.500%, 2/1/47, Pool #Q46278	15,643,510
8,619,407	3.500%, 9/1/47, Pool #Q50962	8,955,313
1,894,846	3.500%, 1/1/48, Pool #Q53640	1,967,844
2,722,227	4.000%, 2/1/48, Pool #G61816	2,861,327
1,918,370	4.000%, 6/1/48, Pool #G67713	2,048,198
6,830,937	4.000%, 4/1/49, Pool #Q62771	7,126,538
16,920,697	3.000%, 10/1/49, Pool #QA3329	17,186,436
13,871,383	2.500%, 11/1/49, Pool #QA4396	13,718,561
10,642,994	3.000%, 11/1/49, Pool #QA4336	10,882,506
		122,988,760
	Ginnie Mae — 0.0%
155,182	5.000%, 2/15/40, Pool #737037	172,682
	Total Mortgage-Backed Securities
	(Cost $274,445,112)	277,811,109

MUNICIPAL BONDS — 4.7%
	Alabama — 0.2%
3,000,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32	3,325,980
	California — 0.8%
1,889,000	California Institute of Technology, 4.283%, 9/1/16	2,107,511
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	2,057,581
8,000,000	State of California, Refunding, Taxable-Various Purpose-Bid Group, Transit Improvements G.O., 2.650%, 4/1/26	8,184,000
		12,349,092
	Connecticut — 0.2%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,051,180
	Illinois — 0.3%
1,800,000	State of Illinois, Public Improvements, Taxable Building Revenue, 3.481%, 6/15/26	1,834,776
3,130,000	State of Illinois, Public Improvements, Taxable Revenue, Series B, 2.620%, 6/15/26	3,028,932
		4,863,708

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2019 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	New Jersey — 0.2%
$2,375,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Taxable, Series C, 4.521%, 6/15/21	$2,451,950
	New York — 2.0%
8,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Public Improvements, Taxable Revenue, Sub Series B3, Callable 11/01/29 @ 100, 3.000%, 11/1/33	8,009,520
3,020,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.330%, 2/1/28	3,165,624
11,180,000	New York State Urban Development Corp., Taxable Revenue, Series B, 2.550%, 3/15/29	11,127,342
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,693,136
7,360,000	State of New York, Current Refunding Taxable Revenue G.O., Series B, 2.550%, 2/15/29	7,362,208
		31,357,830
	North Carolina — 0.2%
2,600,000	Duke University, 3.299%, 10/1/46	2,657,055
	Ohio — 0.3%
5,658,000	Premier Health Partners, Series G, Callable 5/15/26 @ 100, 2.911%, 11/15/26	5,504,196

	Pennsylvania — 0.5%
1,005,000	Commonwealth Financing Authority, School Improvements, Taxable Revenue, Series A, 4.014%, 6/1/33	1,108,947
4,375,000	Lehigh University, 3.479%, 11/15/46	4,249,750
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,311,325
		7,670,022
	Total Municipal Bonds
	(Cost $71,856,820)	73,231,013

U.S. TREASURY BONDS — 4.2%
64,240,300	2.500%, 2/15/45	65,700,763
	Total U.S. Treasury Bonds
	(Cost $62,076,776)	65,700,763

U.S. TREASURY NOTES — 6.6%
330,000	2.875%, 11/15/21	337,786

Principal Amount		Fair Value
U.S. TREASURY NOTES — (continued)
$6,871,000	1.875%, 2/28/22	$6,913,139
5,877,700	2.125%, 12/31/22	5,967,243
3,349,500	2.625%, 6/30/23	3,462,807
27,776,300	2.500%, 1/31/24	28,690,965
792,600	2.250%, 4/30/24	811,672
15,874,400	2.500%, 2/28/26	16,543,481
6,044,000	2.250%, 8/15/27	6,216,585
30,550,200	2.625%, 2/15/29	32,399,919
	Total U.S. Treasury Notes
	(Cost $101,218,682)	101,343,597

MONEY MARKET FUND — 2.3%
35,727,521	Federated Treasury Obligations Fund, Institutional Shares, 1.51%(e)	35,727,521
	Total Money Market Fund
	(Cost $35,727,521)	35,727,521

Total Investments — 100.9%
(Cost $1,520,074,289)		1,563,024,154
Net Other Assets (Liabilities) — (0.9)%		(14,378,008)
NET ASSETS — 100.0%		$1,548,646,146

(a)	The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2019. The maturity date reflected is the final maturity date.

(b)	Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2019. The maturity date reflected is the final maturity date.

(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.

(e)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

Continued

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund
December 31, 2019 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Total Return Bond Fund (referred to as the “Fund”).

The Fund is a “diversified” fund as defined in the 1940 Act.

2.	Significant Accounting Policies:

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Fund in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

● Level 1 – quoted prices in active markets for identical securities

● Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2019, there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
December 31, 2019 (Unaudited)

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2019 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Total Return Bond Fund	$35,727,521	(a)	$1,527,296,633	(b)	$—	$1,563,024,154

(a)	Represents money market funds and/or certain preferred stocks.
(b)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Cash and Cash Equivalents — The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.

Sterling Capital Funds

Notes to Schedule of Portfolio Investments - Sterling Capital Total Return Bond Fund — (continued)
December 31, 2019 (Unaudited)

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

When-Issued — The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.